Consolidated Statements of Financial Position - CAD ($)	Jun. 30, 2023	Jun. 30, 2022
Current Assets
Cash	$ 3,840,880	$ 23,792,408
Sales tax receivable (Note 4)	181,197	294,164
Prepaids and deposits (Note 5)	883,872	932,150
Due from related party (Note 18)	10,287	10,287
Total Current Assets	4,916,236	25,029,009
Exploration and evaluation assets (Note 6)	21,442,032	12,077,584
Right-of-use assets (Note 7)	60,720	0
Total Assets	26,418,988	37,106,593
Current Liabilities
Accounts payable and accrued liabilities (Note 8)	1,024,134	1,182,449
Due to related parties (Note 18)	86,616	110,274
Loan payable (Note 9)	0	201,157
Lease liabilities - current portion (Note 11)	29,921	0
Derivative liabilities (Note 12)	1,922,246	286,997
Total Current Liabilities	3,062,917	1,780,877
Lease liabilities (Note 11)	31,107	0
Total Liabilities	3,094,024	1,780,877
Shareholders' Equity
Share capital (Note 13)	40,570,773	39,733,633
Reserve for restricted share units (Note 14)	821,906	0
Reserve for share-based payments (Note 15)	6,477,565	6,067,323
Reserve for warrants (Note 16)	65,099	70,295
Accumulated deficit	(24,610,379)	(10,545,535)
Total Shareholders' Equity	23,324,964	35,325,716
Total Liabilities and Shareholders' Equity	$ 26,418,988	$ 37,106,593